Cassidy & Associates

Attorneys at Law

215 Apolena Avenue

Newport Beach, California 92662

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Email:  CassidyLaw@aol.com

Telephone: 202/387-5400 Fax: 949/673-4525

November 22, 2013

Sherry Haywood, Esq.

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Re:

Ameri Metro, Inc. Registration Statement on Form S-1

Amendment No. 5

File No. 333-189286

Ms. Haywood:

Attached for filing with the Securities and Exchange Commission is Amendment No.5 to the Ameri Metro, Inc. (the "Company") registration statement on Form S-1 in response to the comment letter of November 22, 2013.

The amendment corrects the error noted in Comment 1 in the letter of November 22, 2013.

An updated consent from the independent accountant has been filed as Exhibit 23.

The Company would like to file its request for acceleration and requests that you indicate when such request is available to the Company.

Sincerely,

/s/ Lee W. Cassidy